Significant Accounting Policies	6 Months Ended
Jun. 30, 2017
Significant Accounting Policies [Abstract]
Significant Accounting Policies
2. Significant Accounting Policies

A discussion of the Partnership's significant accounting policies can be found in the Partnership's Consolidated Financial Statements included in the Annual Report on Form 20-F for the year ended December 31, 2016 (the “Consolidated Financial Statements for the year ended December 31, 2016”).

Changes in Accounting Policies
During the six-month period ended June 30, 2017, we adopted ASU 2015-11, Simplifying the Measurement of Inventory and ASU No 2016-09, Stock Compensation. The adoption of these ASU's had no impact on our unaudited interim condensed consolidated financial statements.